Revenues (Narrative) (Details) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022 item	Sep. 30, 2022 item customer	Dec. 31, 2022	Dec. 31, 2021 USD ($) mi item customer	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 item	Sep. 30, 2021 item
Disaggregation of Revenue [Line Items]
Approved bonus				$ 31	$ 14
Number of REPS | customer		100		95
Payment term		35 days	35 days	35 days
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Number of largest customers | item	2	2		2	2	2	2
REP Subsidiary One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	29.00%	26.00%		25.00%	25.00%	23.00%
REP Subsidiary Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	26.00%	24.00%		23.00%	18.00%	18.00%
Lubbock Power & Light (LP&L) [Member]
Disaggregation of Revenue [Line Items]
Joint project cost				$ 370
Transmission line to be built, joint project | mi				175